Consolidated Statements of Cash Flows ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 ILS (₪)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ILS (₪)
Cash flows from operating activities:
Total comprehensive loss	₪ (9,845)	$ (3,020)	₪ (11,356)
Adjustments to profit or loss items:
Exchange rate difference	232	72	5
Net financing expenses	25	8	37
Depreciation of Right of use - Assets under operating lease	206	63	183
Depreciation	181	56	170
Share-based payment	430	132	829
Changes in fair value of warrants	1,403	430	3,807
Interest received during the period	8	3	35
Adjustments to profit and loss	2,485	764	5,066
Changes in asset and liability items:
Decrease (increase) in other receivables	(835)	(256)	(473)
Increase (decrease) in trade and other payables	292	89	(753)
Operating activities for changes in asset and liability	(543)	(167)	(1,226)
Net cash used in operating activities	(7,903)	(2,423)	(7,516)
Cash flows from investing activities:
Restricted cash, net			(2)
Sale of property, plant and equipment, net			34
Purchase of property, plant and equipment, net			(3)
Net cash provided (used in) investing activities			29
Cash flows from financing activities:
Exercise of share options	110	34	4,707
Issuance of share capital and warrants, net of issue costs			9,194
Leases liabilities	(214)	(66)	(212)
Net cash provided by financing activities	(104)	(32)	13,689
Exchange differences on balances of cash and cash equivalents	(243)	(76)	(39)
Increase in cash and cash equivalents	(8,250)	(2,531)	6,163
Cash and cash equivalents at beginning of period	16,964	5,204	18,106
Cash and cash equivalents at end of period	8,714	2,673	24,269
(a) Non-cash activities:
Issuance expenses related to fund raising			₪ 93